UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Value Equity Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2024

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The average total net of fees return† of the LSV Value Equity Fund, the Russell 1000 Value Index (the benchmark), and the S&P 500 Index for trailing periods ending April 30, 2024, were as follows:

	Trailing 6-Months	One Year	Three Years	Five Years	Seven Years	Ten Years	Fifteen Years	Twenty Years	Since Inception
LSV Value Equity Fund, Institutional Class Shares*	20.46%	16.93%	5.59%	8.81%	8.20%	8.22%	12.35%	8.36%	8.29%
Benchmark:
Russell 1000 Value Index	18.42%	13.42%	5.17%	8.60%	8.51%	8.43%	12.01%	8.19%	7.18%
Broad Market:
S&P 500 Index	20.98%	22.66%	8.06%	13.19%	13.25%	12.41%	14.61%	10.01%	7.58%

† Periods longer than one year are annualized

* Period ended April 30, 2024.

Institutional Class Shares performance as of 3/31/24: 23.85% (1 year), 10.89% (5 year), 8.89% (10 year) and 8.55% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Periods longer than one year are annualized; inception date is 3/31/99.

Despite concerns surrounding higher interest rates and geopolitical tensions, U.S. equities rallied over the past six-month period, thanks to optimism regarding the potential for Fed rate cuts later in the year. The S&P 500 Index was up 20.98%, with mega-cap stocks leading the charge, and for only the eighth time since 1950, the Index posted back-to-back 10+% return quarters. Small cap stocks modestly underperformed large caps over the period as the Russell 2000 Index was up 19.65% while the Russell 1000 Index was up 21.16%. From a style perspective, value stocks (as measured by the Russell Indices) underperformed growth—the Russell 1000 Value Index was up 18.42% while the Russell 1000 Growth Index was up 23.56% (both in USD). The LSV Value Equity Fund, Institutional Class Shares, was up 20.46% for the period.

The portfolio’s deep value bias had a positive impact on relative returns for the last six months, despite the underperformance of value as a ‘style’. While companies that were cheap on the basis of book value lagged for the period, companies that were cheap on the basis of cash flows and earnings, which we favor, outperformed for the period. The portfolio’s smaller capitalization bias versus the benchmark had a muted impact on relative returns for the period. Performance attribution further indicates that both stock selection and sector allocation contributed positively to relative returns over the period. Stock selection relative gains were largely the result of the outperformance of deep value names within Utilities, Consumer Discretionary and Financials. Within Utilities, holdings in the Independent Power Producers & Energy Traders and Electric Utilities industries performed particularly well. Within Discretionary, holdings in the Auto Manufacturers and Homebuilders industries also outperformed. Within Financials, holdings in the Regional Banks industry also added value. On the negative side, stock selection detracted within Health Care. From a sector perspective, relative returns were more modest for the period and were thanks in large part to our underweights to the Real Estate and Consumer Staples sectors.

Top contributors for the past six months included our overweight positions in Vistra Corp, Dell Technologies, Citigroup, PulteGroup, General Motors, Owens Corning, Allison Transmission and Amkor Technology. Not owning Boeing, Schlumberger, Procter & Gamble and Humana also added value. The main individual detractors included our overweight positions in Gilead Sciences, Bristol-Myers Squibb, Comcast, APA, Molson Coors, Jazz Pharmaceuticals and Marathon Oil. Not owning JP Morgan Chase, General Electric and Micron Technology also detracted

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 10.3x forward earnings compared to 16.0x for the Russell 1000 Value Index, 1.8x book value compared to 2.4x for the Russell 1000 Value Index and 6.9x cash flow compared to 11.9x for the Russell 1000

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

Value Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight Consumer Discretionary, Communication Services, and Health Care while underweight Real Estate, Utilities, and Industrials.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with higher forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

The Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2024	(Unaudited)

Sector Weightings †:

†  Percentages are based on total investments.

Schedule of Investments

LSV Value Equity Fund

	Shares	Value (000)
Common Stock (98.2%)
Communication Services (6.4%)
AT&T	1,297,800	$21,920
Comcast, Cl A	596,900	22,748
Fox	230,600	7,151
Meta Platforms, Cl A	19,600	8,431
Nexstar Media Group, Cl A	20,867	3,340
Playtika Holding	338,246	2,452
TEGNA	191,150	2,607
Verizon Communications	458,200	18,094

		86,743

Consumer Discretionary (8.8%)
American Axle & Manufacturing Holdings*	188,300	1,382
BorgWarner	154,200	5,053
Capri Holdings*	66,800	2,370
Carter’s	65,900	4,508
Dick’s Sporting Goods	26,100	5,245
eBay	143,400	7,391
Ford Motor	687,700	8,356
General Motors	338,800	15,087
Goodyear Tire & Rubber*	264,800	3,167
Group 1 Automotive	19,200	5,645
H&R Block	110,700	5,228
Harley-Davidson	229,000	7,875
Kohl’s	116,100	2,779
Macy’s	198,700	3,662
ODP*	107,100	5,452
Phinia	30,840	1,203
PulteGroup	148,600	16,557
Tri Pointe Homes*	282,000	10,392
Upbound Group, Cl A	134,100	4,158
Whirlpool	38,300	3,633

		119,143

Consumer Staples (6.8%)
Altria Group	234,400	10,269
Bunge Global	59,400	6,045
Conagra Brands	158,600	4,882
Energizer Holdings	131,387	3,774

LSV Value Equity Fund

	Shares	Value (000)
Consumer Staples (continued)
General Mills	78,000	$5,496
Ingredion	65,800	7,540
Kraft Heinz	331,700	12,807
Kroger	374,200	20,723
Molson Coors Beverage, Cl B	246,300	14,103
PriceSmart	8,631	696
Spectrum Brands Holdings	35,900	2,939
Walgreens Boots Alliance	153,100	2,714

		91,988

Energy (8.5%)
APA	185,700	5,838
California Resources	91,800	4,853
ExxonMobil	266,700	31,543
Helmerich & Payne	126,300	4,967
HF Sinclair	167,500	9,087
Marathon Oil	556,100	14,931
Marathon Petroleum	97,100	17,645
Phillips 66	89,800	12,860
Scorpio Tankers	57,900	4,074
Valero Energy	57,500	9,193
Vitesse Energy	20,097	446

		115,437

Financials (22.3%)
Aflac	142,500	11,920
Ally Financial	148,800	5,706
American Financial Group	25,000	3,194
American International Group	203,000	15,288
Ameriprise Financial	30,800	12,683
Annaly Capital Management‡	138,400	2,594
Bank of America	155,000	5,737
Bank of New York Mellon	338,400	19,116
BankUnited	118,900	3,178
Blue Owl Capital	289,400	4,602
Capital One Financial	38,100	5,465
Citigroup	339,600	20,828
Citizens Financial Group	194,200	6,624
CNO Financial Group	278,100	7,322
Discover Financial Services	41,600	5,272
Everest Group	12,700	4,653
Fifth Third Bancorp	153,100	5,582
First Horizon	406,000	6,058
Global Payments	24,200	2,971
Goldman Sachs Group	25,400	10,838
Hartford Financial Services Group	160,800	15,580
Huntington Bancshares	367,400	4,949
Lincoln National	102,200	2,787
M&T Bank	40,100	5,790
MetLife	83,300	5,921
MGIC Investment	484,200	9,819
Navient	387,800	5,825

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2024	(Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Financials (continued)
OneMain Holdings, Cl A	68,800	$3,585
PayPal Holdings*	133,600	9,074
Popular	68,600	5,830
Radian Group	302,800	9,045
Regions Financial	427,000	8,228
State Street	187,700	13,606
Stifel Financial	72,900	5,826
Voya Financial	65,500	4,465
Wells Fargo	386,900	22,951
Western Union	467,400	6,282
Zions Bancorp	104,000	4,241

		303,435

Health Care (15.6%)
AbbVie	22,400	3,643
Amgen	40,500	11,094
Bristol-Myers Squibb	375,200	16,486
Cardinal Health	99,500	10,252
Centene*	119,100	8,701
Cigna Group	46,400	16,567
CVS Health	211,900	14,348
DaVita*	28,300	3,934
Exelixis*	174,500	4,094
Gilead Sciences	261,500	17,050
HCA Healthcare	21,400	6,630
Incyte*	61,400	3,196
Inmode*	97,300	1,672
Jazz Pharmaceuticals*	64,400	7,132
Johnson & Johnson	90,100	13,028
McKesson	22,600	12,141
Merck	219,900	28,416
Organon	229,700	4,275
Pfizer	418,400	10,719
QuidelOrtho*	43,350	1,758
United Therapeutics*	19,100	4,476
Universal Health Services, Cl B	27,000	4,602
Viatris, Cl W	517,700	5,990

		210,204

Industrials (11.9%)
AGCO	100,800	11,510
Alaska Air Group*	52,000	2,237
Allison Transmission Holdings	144,200	10,606
CNH Industrial	679,000	7,741
Cummins	35,800	10,113
Delta Air Lines	133,800	6,699
Deluxe	165,400	3,267
EMCOR Group	11,800	4,215
FedEx	52,600	13,770
GMS*	39,030	3,611
Huntington Ingalls Industries	17,600	4,874
Lockheed Martin	20,600	9,577
ManpowerGroup	92,400	6,972

LSV Value Equity Fund

	Shares	Value (000)
Industrials (continued)
Mueller Industries	184,500	$10,299
Oshkosh	50,910	5,716
Owens Corning	71,900	12,094
PACCAR	54,500	5,783
Ryder System	91,800	11,186
Snap-on	19,600	5,252
Textron	133,900	11,327
United Airlines Holdings*	99,100	5,100

		161,949

Information Technology (10.3%)
Amdocs	68,900	5,787
Amkor Technology	170,400	5,512
Applied Materials	42,400	8,423
Arrow Electronics*	84,600	10,801
Cisco Systems	328,800	15,447
Dell Technologies, Cl C	138,800	17,300
DXC Technology*	207,400	4,042
Flex*	223,500	6,403
Hewlett Packard Enterprise	587,300	9,984
HP	464,000	13,034
Intel	156,700	4,775
International Business Machines	35,900	5,967
Jabil	52,100	6,114
QUALCOMM	90,000	14,926
Skyworks Solutions	30,600	3,262
Vishay Intertechnology	149,600	3,462
Xerox Holdings	234,800	3,120

		138,359

Materials (3.9%)
Berry Global Group	152,200	8,620
Eastman Chemical	55,400	5,232
Graphic Packaging Holding	185,100	4,785
LyondellBasell Industries, Cl A	38,200	3,819
NewMarket	7,300	3,847
O-I Glass, Cl I*	183,800	2,750
Reliance	32,900	9,367
Steel Dynamics	105,000	13,663

		52,083

Real Estate (1.5%)
Highwoods Properties‡	140,300	3,676
Host Hotels & Resorts‡	465,200	8,778
Piedmont Office Realty Trust, Cl A‡	376,265	2,592
Service Properties Trust‡	262,429	1,609
Simon Property Group‡	21,300	2,993

		19,648

Utilities (2.2%)
NRG Energy	94,500	6,867
UGI	193,000	4,933

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2024	(Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Utilities (continued)
Vistra	224,800	$17,049

		28,849

TOTAL COMMON STOCK (Cost $1,118,775)		1,327,838

	Face Amount (000)
Repurchase Agreement (3.1%)
South Street Securities 5.000%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $42,084 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $13,764, 0.625% - 4.625%, 03/15/2025 – 02/15/2033; total market value $42,919)	$42,078	42,078

TOTAL REPURCHASE AGREEMENT (Cost $42,078)		42,078

Total Investments – 101.3% (Cost $1,160,853)		$1,369,916

Percentages are based on Net Assets of $1,351,638(000).

‡   Real Estate Investment Trust.

*   Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in
Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,327,838	$—	$—	$1,327,838
Repurchase Agreement	—	42,078	—	42,078

Total Investments in Securities	$1,327,838	$42,078	$—	$1,369,916

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2024	(Unaudited)

LSV Value Equity Fund

Assets:
Investments, at Value (Cost $1,160,853)	$1,369,916
Receivable for Capital Shares Sold	8,705
Dividends and Interest Receivable	1,591
Prepaid Expenses	38

Total Assets	1,380,250

Liabilities:
Payable for Investment Securities Purchased	27,442
Payable due to Investment Adviser	609
Payable for Fund Shares Redeemed	198
Payable due to Administrator	66
Payable due to Distributor	53
Payable due to Trustees	33
Payable due to Chief Compliance Officer	9
Other Accrued Expenses	202

Total Liabilities	28,612

Net Assets	$1,351,638

Net Assets Consist of:
Paid-in Capital	$1,108,279
Total Distributable Earnings	243,359

Net Assets	$1,351,638

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($1,059,529 ÷ 40,294,913 shares)(1)	$26.29

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($292,109 ÷ 11,169,743 shares)(1)	$26.15

(1)	Shares have not been rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

April 30, 2024	(Unaudited)

LSV Value Equity Fund

Investment Income:

Dividend Income	$18,050

Interest Income	224

Foreign Taxes Withheld	(6)

Total Investment Income	18,268

Expenses:

Investment Advisory Fees	3,600

Administration Fees	393

Distribution Fees - Investor Class	279

Trustees’ Fees	61

Chief Compliance Officer Fees	9

Professional Fees	115

Transfer Agent Fees	80

Printing Fees	50

Custodian Fees	35

Registration and Filing Fees	30

Insurance and Other Fees	47

Total Expenses	4,699

Less: Fees Paid Indirectly — (see Note 4)	(19)

Net Expenses	4,680

Net Investment Income	13,588

Net Realized Gain on Investments	27,686

Net Change in Unrealized Appreciation on Investments	198,179

Net Realized and Unrealized Gain on Investments	225,865

Net Increase in Net Assets Resulting from Operations	$239,453

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2024 (Unaudited) and for the year ended October 31, 2023

	LSV Value Equity Fund
	11/1/2023 to	11/1/2022 to
	04/30/2024	10/31/2023

Operations:

Net Investment Income	$ 13,588	$ 32,128

Net Realized Gain	27,686	66,519

Net Change in Unrealized Appreciation (Depreciation)	198,179	(90,204)

Net Increase in Net Assets Resulting from Operations	239,453	8,443

Distributions

Institutional Class Shares	(81,000)	(159,277)

Investor Class Shares	(15,327)	(47,150)

Total Distributions	(96,327)	(206,427)
Capital Share Transactions:

Institutional Class Shares:

Issued	60,321	119,376

Reinvestment of Dividends and Distributions	79,941	157,376

Redeemed	(214,376)	(350,837)

Net Decrease from Institutional Class Shares Transactions	(74,114)	(74,085)

Investor Class Shares:

Issued	110,431	124,194

Reinvestment of Dividends and Distributions	15,291	47,079

Redeemed	(91,511)	(306,555)

Net Increase (Decrease) from Investor Class Shares Transactions	34,211	(135,282)

Net Decrease in Net Assets Derived from Capital Share Transactions	(39,903)	(209,367)

Total Increase (Decrease) in Net Assets	103,223	(407,351)

Net Assets:

Beginning of Period	1,248,415	1,655,766

End of Year/Period	$ 1,351,638	$ 1,248,415

Shares Transactions:

Institutional Class:

Issued	2,332	4,849

Reinvestment of Dividends and Distributions	3,151	6,498

Redeemed	(8,387)	(14,154)

Total Institutional Class Share Transactions	(2,904)	(2,807)

Investor Class:

Issued	4,188	5,121

Reinvestment of Dividends and Distributions	606	1,957

Redeemed	(3,678)	(12,429)

Total Investor Class Share Transactions	1,116	(5,351)

Net Decrease in Shares Outstanding	(1,788)	(8,158)

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period.

For the six months ended April 30, 2024 (Unaudited) and for the years ended October 31.

												Ratio of
												Expenses to
												Average Net
												Assets	Ratio of
	Net		Realized and					Net				(Excluding	Net
	Asset		Unrealized		Dividends		Total	Asset		Net	Ratio of	Waivers,	Investment
	Value	Net	Gains		from Net	Distributions	Dividends	Value		Assets End	Expenses	Reimbursements	Income to	Portfolio
	Beginning	Investment	(Losses) on	Total from	Investment	from Realized	and	End of	Total	of Period	to Average	and Fees Paid	Average	Turnover
	of Period	Income(1)	Investments	Operations	Income	Gains	Distributions	Period	Return†	(000)	Net Assets	Indirectly)	Net Assets	Rate‡

LSV Value Equity Fund
Institutional Class Shares
2024*	$23.47	$0.27	$4.43	$4.70	$(0.59)	$(1.29)	$(1.88)	$26.29	20.46%	$1,059,529	0.67%	0.68%	2.13%	8%
2023	27.01	0.57	(0.65)	(0.08)	(0.60)	(2.86)	(3.46)	23.47	(0.43)	1,013,997	0.68	0.68	2.28	10
2022	31.86	0.56	(1.63)	(1.07)	(0.59)	(3.19)	(3.78)	27.01	(4.00)	1,242,510	0.66	0.66	2.00	28
2021	22.35	0.54	10.39	10.93	(0.62)	(0.80)	(1.42)	31.86	50.55	1,354,981	0.66	0.66	1.83	9
2020	27.03	0.55	(3.87)	(3.32)	(0.59)	(0.77)	(1.36)	22.35	(13.22)	1,090,639	0.65	0.65	2.29	24
2019	27.04	0.59	1.08	1.67	(0.50)	(1.18)	(1.68)	27.03	7.35	2,783,225	0.65	0.65	2.28	18
Investor Class Shares
2024*	$23.32	$0.23	$4.41	$4.64	$(0.52)	$(1.29)	$(1.81)	$26.15	20.29%	$292,109	0.92%	0.93%	1.85%	8%
2023	26.83	0.52	(0.65)	(0.13)	(0.52)	(2.86)	(3.38)	23.32	(0.66)	234,418	0.93	0.93	2.09	10
2022	31.66	0.50	(1.65)	(1.15)	(0.49)	(3.19)	(3.68)	26.83	(4.26)	413,256	0.91	0.91	1.79	28
2021	22.24	0.46	10.34	10.80	(0.58)	(0.80)	(1.38)	31.66	50.16	671,772	0.91	0.91	1.59	9
2020	26.91	0.42	(3.79)	(3.37)	(0.53)	(0.77)	(1.30)	22.24	(13.43)	725,566	0.91	0.91	1.82	24
2019	26.87	0.53	1.08	1.61	(0.39)	(1.18)	(1.57)	26.91	7.11	293,465	0.90	0.90	2.05	18

*	For the six-month period ended April 30, 2024. All ratios for the period have been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee.
Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2024	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 funds. The financial statements herein are those of the LSV Value Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing

Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2024, there were no securities valued in accordance with the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted

Notes to Financial Statements

April 30, 2024	(Unaudited)

quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2024, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of

Notes to Financial Statements

April 30, 2024	(Unaudited)

default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2024, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows (000):

Fair Value of
		Non-Cash	Cash
	Repurchase	Collateral	Collateral
Counterparty	Agreement	Received(1)	Received(1)	Net Amount(2)
South Street Securities	$42,078	$42,078	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.  Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2024, the Fund incurred $393,116 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2024, the Fund incurred $279,211 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the six months ended April 30, 2024, the Fund earned $19,108 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.  Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.55% of the Fund’s average daily net assets.

Notes to Financial Statements

April 30, 2024	(Unaudited)

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2024, were as follows (000):

Purchases	$99,141
Sales	$246,628

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/ tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs, reclass of Distributions and investments in publicly traded partnerships. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2023.

The tax character of dividends and distributions paid during the year ended October 31, 2023 and 2022 was as follows (000):

	Ordinary Income	Long-Term Capital Gain		Total
2023	$41,356	$165,071	$	206,427
2022	64,838	166,432		231,270

As of October 31, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$24,602

Undistributed Long-Term Capital Gain	65,727
Other Temporary Differences	(5)

Unrealized Appreciation	9,909

Total Distributable Earnings	$100,233

The fund has no capital loss carryforwards at October, 31, 2023.

During the year ended October 31, 2023, no capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2024, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 1,160,853	$323,307	$(114,244)	$209,063

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales.

8.	Concentration of Risks:

Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium-and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Notes to Financial Statements

April 30, 2024	(Unaudited)

Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely

9.	Concentration of Shareholders:

At April 30, 2024, 32% of total shares outstanding for the Institutional Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. At April 30, 2024, 97% of total shares outstanding for the Investor Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/23	04/30/24	Ratios	Period*

LSV Value Equity Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,204.60	0.67%	$3.67
Investor Class Shares	1,000.00	1,202.90	0.92	5.04
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.53	0.67%	$3.37
Investor Class Shares	1,000.00	1,020.29	0.92	4.62

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 27–28, 2024 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Value Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-003-2600

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR §270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 8, 2024